Other Non Current Liabilities - Additional information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Number NumberofEmployees	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012
Number Of Pension Benefit Plans	3
Number Of Employees Covered By Pension Benefit Plans	521
Accumulated benefit obligation for the pension plans	$ 7,037	$ 2,995
Net periodic pension cost	1,534	2,008	3,652
Estimated net loss for pension benefits				183
Contributions made to the defined benefit pension plan	405
US Gaap Fair Value Tiers, level 1 listed equities daily average turnover threshold	3,462
Estimated employer contribution to the defined benefit plan				986
Contribution to the defined contribution pension plan	$ 3,738	$ 1,775	$ 104
Ocean Rig U D W [Member]
Number Of Pension Benefit Plans	8
Number Of Employees Covered By Pension Benefit Plans	53